Pension and Other Employee Benefit Plans (Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.52%	0.38%	0.37%
Rates of increase in future compensation levels	2.00%	1.80%
Interest credit rates	4.39%	4.38%	4.95%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.38%	0.37%	0.34%
Rates of increase in future compensation levels	1.80%
Expected rates of return on plan assets	1.54%	1.79%	1.68%
Interest credit rates	4.38%	4.95%	4.97%
Minimum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation levels			1.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation levels		1.80%	1.80%
Maximum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation levels			4.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation levels		4.80%	4.80%